Property and Equipment Property and Equipment - Property and Equipment (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land		$ 12	$ 12
Buildings And Leasehold Improvements		456	428
Furniture And Equipment		356	346
Construction in Progress, Gross		24	17
Property, Plant and Equipment, Gross		848	803
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		481	450
Property, Plant and Equipment, Net	$ 418	$ 367	$ 353